NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

1.	Effective immediately, Cori B. Johnson is no longer a portfolio manager for Nuveen Dividend Value Fund. David A. Chalupnik and Derek M. Sadowsky will continue to serve as portfolio managers for the fund.

2.	Effective immediately, Scott M. Mullinix is no longer a portfolio manager for Nuveen Large Cap Growth Opportunities Fund and Nuveen Mid Cap Growth Opportunities Fund. David A. Chalupnik and Harold R. Goldstein will continue to serve as portfolio managers for Nuveen Large Cap Growth Opportunities Fund. James A. Diedrich and Harold R. Goldstein will continue to serve as portfolio managers for Nuveen Mid Cap Growth Opportunities Fund.

Biographical information for Messrs. Chalupnik, Sadowsky, Goldstein and Diedrich can be found on pages 50-51 of the prospectus.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP-1116P

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE PROSPECTUS DATED SEPTEMBER 30, 2016

1.	Effective immediately, Douglas J. White is no longer a portfolio manager for Nuveen Minnesota Municipal Bond Fund. Christopher L. Drahn is named sole portfolio manager for the fund.

Christopher L. Drahn, CFA, entered the financial services industry in 1980 when he joined FAF Advisors, Inc. (“FAF”). He became a portfolio manager in 1988 and most recently served as Senior Fixed-Income Portfolio Manager at FAF until joining Nuveen Asset Management. He joined Nuveen Asset Management as Senior Vice President and Portfolio Manager on January 1, 2011 in connection with its acquisition of a portion of FAF’s asset management business. He manages 10 Nuveen sponsored investment companies, with a total of approximately $13.4 billion under management.

2.	Effective immediately, Douglas J. White is no longer a portfolio manager for Nuveen Nebraska Municipal Bond Fund. Michael S. Hamilton is named sole portfolio manager for the fund.

Michael S. Hamilton entered the financial services industry in 1989 when he joined FAF. He became a portfolio manager in 1992 and most recently served as Senior Fixed-Income Portfolio Manager at FAF until joining Nuveen Asset Management. He joined Nuveen Asset Management as Senior Vice President and Portfolio Manager on January 1, 2011 in connection with its acquisition of a portion of FAF’s asset management business. He manages 12 Nuveen-sponsored investment companies, with a total of approximately $2.7 billion under management.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FTFIP-1116P

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE PROSPECTUS DATED JUNE 30, 2016

Effective immediately, Robert S. McDougall is no longer a portfolio manager for the fund. Jon A. Loth will serve as the sole portfolio manager for the fund.

Biographical information for Mr. Loth can be found on page 11 of the prospectus.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCAP2P-1116P

NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

1.	Effective immediately, Cori B. Johnson is no longer a portfolio manager for Nuveen Dividend Value Fund. David A. Chalupnik and Derek M. Sadowsky will continue to serve as portfolio managers for the fund.

2.	Effective immediately, Scott M. Mullinix is no longer a portfolio manager for Nuveen Large Cap Growth Opportunities Fund and Nuveen Mid Cap Growth Opportunities Fund. David A. Chalupnik and Harold R. Goldstein will continue to serve as portfolio managers for Nuveen Large Cap Growth Opportunities Fund. James A. Diedrich and Harold R. Goldstein will continue to serve as portfolio managers for Nuveen Mid Cap Growth Opportunities Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-1116P

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2016

Effective immediately, Douglas J. White is no longer a portfolio manager for Nuveen Minnesota Municipal Bond Fund and Nuveen Nebraska Municipal Bond Fund. Christopher L. Drahn is named sole portfolio manager for Nuveen Minnesota Municipal Bond Fund. Michael S. Hamilton is named sole portfolio manager for Nuveen Nebraska Municipal Bond Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FTFISAI-1116P

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2016

Effective immediately, Robert S. McDougall is no longer a portfolio manager for the fund. Jon A. Loth will serve as the sole portfolio manager of the fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCAP2SAI-1116P